UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  April 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
THE USAA INCOME FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2006

 [LOGO OF USAA]
    USAA(R)

                                USAA INCOME Fund

                                                   [GRAPHIC OF USAA INCOME FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    APRIL 30, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (35.7%)

             AIR FREIGHT & LOGISTICS (0.3%)
  $ 5,000    Caliber Systems, Inc., Notes                                              7.80%        8/01/2006     $    5,024
                                                                                                                  ----------
             AUTOMOBILE MANUFACTURERS (1.5%)
   15,000    DaimlerChrysler NA Holding Corp., Global Debentures                       8.00         6/15/2010         16,155
   10,000    Toyota Motor Credit Corp., MTN                                            4.85         2/27/2015          9,400
                                                                                                                  ----------
                                                                                                                      25,555
                                                                                                                  ----------
             BIOTECHNOLOGY (1.1%)
   10,000    Amgen, Inc., Senior Notes                                                 4.85        11/18/2014          9,389
   10,000    Genentech, Inc., Senior Notes(h)                                          4.75         7/15/2015          9,262
                                                                                                                  ----------
                                                                                                                      18,651
                                                                                                                  ----------
             BREWERS (0.3%)
    5,000    Miller Brewing Co., Guaranteed Notes(a)                                   4.25         8/15/2008          4,875
                                                                                                                  ----------
             BROADCASTING & CABLE TV (1.1%)
   10,000    Comcast Cable Communications, Inc., Senior Notes                          6.88         6/15/2009         10,369
    5,000    Cox Enterprises, Inc., Notes(a)                                           8.00         2/15/2007          5,069
    5,000    Univision Communications, Inc., Senior Notes                              3.50        10/15/2007          4,843
                                                                                                                  ----------
                                                                                                                      20,281
                                                                                                                  ----------
             CASINOS & GAMING (0.3%)
    5,000    Harrahs Operating Co., Inc., Bonds                                        5.63         6/01/2015          4,754
                                                                                                                  ----------
             COMMUNICATIONS EQUIPMENT (0.3%)
    5,000    Cisco Systems, Inc., Notes                                                5.50         2/22/2016          4,883
                                                                                                                  ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    5,000    John Deere Capital Corp., MTN, Series 2005D                               5.01(b)      6/10/2008          5,008
   10,000    John Deere Capital Corp., Global Debentures                               5.10         1/15/2013          9,684
                                                                                                                  ----------
                                                                                                                      14,692
                                                                                                                  ----------
             CONSUMER FINANCE (3.6%)
   10,000    American Express Credit Corp., Notes                                      5.05(b)      9/19/2006         10,008
   10,000    American Honda Finance Corp., MTN(a)                                      4.84(b)      5/11/2007         10,014
   25,200    Household Finance Corp., Notes(q)                                         6.38        10/15/2011         26,090
    7,000    SLM Corp., MTN, CPI Floating Rate Notes                                   5.36(b)      6/01/2009          6,875
   10,000    SLM Corp., Notes(h)                                                       5.38         1/15/2013          9,822
                                                                                                                  ----------
                                                                                                                      62,809
                                                                                                                  ----------
             DIVERSIFIED BANKS (1.2%)
   10,000    First Union Corp., Subordinated Notes                                     7.50         7/15/2006         10,041
   10,000    MBNA American Bank, MTN                                                   6.75         3/15/2008         10,255
                                                                                                                  ----------
                                                                                                                      20,296
                                                                                                                  ----------
             ELECTRIC UTILITIES (4.3%)
    2,228    FPL Energy American Wind, Senior Secured Bond(a)                          6.64         6/20/2023          2,253
    7,158    FPL Group Capital, Inc., Debentures                                       7.63         9/15/2006          7,215
    5,000    Gulf Power Co., Senior Notes, Series K                                    4.90        10/01/2014          4,721
   10,000    Northern States Power Co., First Mortgage Bond, Series B                  8.00         8/28/2012         11,237
   10,000    Oncor Electric Delivery Co., Senior Secured Notes                         6.38         5/01/2012         10,215
    5,000    Power Contract Financing, Senior Notes(a)                                 6.26         2/01/2010          5,025
    5,000    PPL Capital Funding, Inc., Guaranteed Notes, Series A                     4.33         3/01/2009          4,812
    5,000    Public Service Electric & Gas Co., First Mortgage Bonds, Series A         5.07(b)      6/23/2006          4,999
    5,000    Sempra Energy ESOP, Series 1999 (NBGA)(a)                                 4.21        11/01/2014(c)       4,924

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
  $10,000    Tristate General & Transport Association, Bonds(a)                        6.04%        1/31/2018     $    9,884
   10,000    West Penn Power Co., Notes                                                6.63         4/15/2012         10,274
                                                                                                                  ----------
                                                                                                                      75,559
                                                                                                                  ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.5%)
   10,000    Waste Management, Inc., Senior Notes                                      7.38         8/01/2010         10,628
   15,500    WMX Technologies, Inc., Notes                                             7.00        10/15/2006         15,613
                                                                                                                  ----------
                                                                                                                      26,241
                                                                                                                  ----------
             FOOD RETAIL (0.3%)
    5,000    Kroger Co., Notes                                                         5.50         2/01/2013          4,860
                                                                                                                  ----------
             GAS UTILITIES (1.8%)
    5,000    Enbridge Energy Partners, LP, Senior Notes                                5.35        12/15/2014          4,712
   10,000    Energy Transfer Partners, LP, Senior Notes                                5.95         2/01/2015          9,783
    8,000    Gulfstream Natural Gas Systems LLC, Senior Notes(a)                       5.56        11/01/2015          7,757
    5,000    Southern Star Central Gas, Notes(a)                                       6.00         6/01/2016          4,956
    5,000    Valero Logistics Operations, LP, Senior Notes                             6.05         3/15/2013          5,007
                                                                                                                  ----------
                                                                                                                      32,215
                                                                                                                  ----------
             HEALTH CARE EQUIPMENT (0.1%)
    2,500    Thermo Electron Corp., Notes                                              5.00         6/01/2015          2,328
                                                                                                                  ----------
             HEALTH CARE FACILITIES (0.3%)
    5,000    HCA, Inc., Notes                                                          5.25        11/06/2008          4,941
                                                                                                                  ----------
             HOUSEHOLD PRODUCTS (1.4%)
   17,000    Clorox Co., Notes(q)                                                      6.13         2/01/2011         17,334
    8,000    SC Johnson & Son, Inc., Senior Notes(a)                                   5.00        12/15/2012          7,633
                                                                                                                  ----------
                                                                                                                      24,967
                                                                                                                  ----------
             INTEGRATED OIL & GAS (1.3%)
   21,000    Phillips Petroleum Co., Notes(q)                                          8.75         5/25/2010         23,473
                                                                                                                  ----------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   10,000    SBC Communications, Inc., Notes                                           5.75         5/02/2006         10,000
                                                                                                                  ----------
             MANAGED HEALTH CARE (0.3%)
    5,000    Highmark, Inc., Senior Notes(a)                                           6.80         8/15/2013          5,169
                                                                                                                  ----------
             MOVIES & ENTERTAINMENT (0.6%)
   11,000    News America, Inc., Notes                                                 5.30        12/15/2014         10,550
                                                                                                                  ----------
             MULTI-LINE INSURANCE (0.3%)
    5,000    AIG Sunamerica Global Financing, Senior Notes(a)                          6.30         5/10/2011          5,163
                                                                                                                  ----------
             MULTI-UTILITIES (0.9%)
    8,000    Duke Capital Corp., LLC, Senior Notes                                     5.50         3/01/2014          7,777
    4,500    South Carolina Electric & Gas Co., First Mortgage Bond                    5.30         5/15/2033          4,032
    4,000    Wisconsin Public Service Corp., Senior Secured Notes                      4.88        12/01/2012          3,837
                                                                                                                  ----------
                                                                                                                      15,646
                                                                                                                  ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000    Kerr-McGee Corp., Notes                                                   5.88         9/15/2006          5,028
                                                                                                                  ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    8,000    Magellan Midstream Partners, LP, Notes                                    6.45         6/01/2014          8,179
                                                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  $ 5,000    Kinder Morgan Finance Co., ULC, Notes(h)                                  5.35%        1/05/2011     $    4,917
                                                                                                                  ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
    8,000    Associates Corp. of North America, Global Senior Notes                    6.25        11/01/2008          8,176
   10,000    Bank One Corp., Subordinated Notes                                        7.88         8/01/2010         10,852
   10,000    Citigroup, Inc., Global Notes                                             4.13         2/22/2010          9,568
                                                                                                                  ----------
                                                                                                                      28,596
                                                                                                                  ----------
             PACKAGED FOODS & MEAT (1.2%)
   15,000    Kellogg Co., Notes, Series B                                              6.60         4/01/2011         15,658
    5,000    Wm. Wrigley Jr. Co., Notes                                                4.30         7/15/2010          4,795
                                                                                                                  ----------
                                                                                                                      20,453
                                                                                                                  ----------
             PROPERTY & CASUALTY INSURANCE (1.9%)
    5,000    AXIS Capital Holdings Ltd., Senior Notes                                  5.75        12/01/2014          4,790
   15,000    Berkshire Hathaway Finance Corp., Guaranteed Notes                        4.85         1/15/2015         14,092
   10,000    Chubb Corp., Senior Notes                                                 5.20         4/01/2013          9,682
    5,000    Ohio Casualty Corp., Notes                                                7.30         6/15/2014          5,149
                                                                                                                  ----------
                                                                                                                      33,713
                                                                                                                  ----------
             RAILROADS (0.9%)
    2,058    CSX Transportation, Inc., Notes                                           9.75         6/15/2020          2,694
    2,842    Norfolk Southern Railway Co., Debentures                                  9.75         6/15/2020          3,751
   10,000    TTX Co., Notes(a)                                                         5.40         2/15/2016          9,542
                                                                                                                  ----------
                                                                                                                      15,987
                                                                                                                  ----------
             REAL ESTATE INVESTMENT TRUSTS (1.7%)
    9,000    Chelsea Property Group, Notes                                             6.00         1/15/2013          9,034
   15,000    Pan Pacific Retail Properties, Inc., Notes                                7.95         4/15/2011         16,304
    5,000    TriNet Corporate Realty Trust, Inc., Notes                                7.95         5/15/2006          5,003
                                                                                                                  ----------
                                                                                                                      30,341
                                                                                                                  ----------
             REGIONAL BANKS (1.3%)
   10,000    Fifth Third Bank, Subordinated Notes                                      4.75         2/01/2015          9,264
    8,000    Hudson United Bank, Subordinated Notes                                    7.00         5/15/2012          8,500
    5,000    PNC Financial Services, Notes, Series C                                   8.88         3/15/2027          5,345
                                                                                                                  ----------
                                                                                                                      23,109
                                                                                                                  ----------
             THRIFTS & MORTGAGE FINANCE (0.7%)
   12,000    Washington Mutual, Inc., Subordinated Notes                               8.25         4/01/2010         13,011
                                                                                                                  ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   10,000    Alltel Corp., Notes                                                       4.66         5/17/2007          9,935
    5,000    Sprint Capital Corp., Guaranteed Global Notes                             6.00         1/15/2007          5,020
    3,500    US Unwired, Inc., Secured Notes                                          10.00         6/15/2012          3,938
                                                                                                                  ----------
                                                                                                                      18,893
                                                                                                                  ----------
             Total corporate obligations (cost: $620,094)                                                            625,159
                                                                                                                  ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (11.2%)(d)

             BUILDING PRODUCTS (0.5%)
   10,000    CRH America, Inc., Notes (Ireland)                                        5.30        10/15/2013          9,600
                                                                                                                  ----------
             DIVERSIFIED BANKS (3.8%)
   10,000    ABN AMRO Bank N.V., Senior Notes (Netherlands)                            4.80(b)      5/11/2007         10,011
    6,000    Banco Santander, Subordinated Notes (Chile)(a)                            5.38        12/09/2014          5,716

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 5,000    Canadian Imperial Bank Corp., Pass-Through Certificates,
               Series 2002, Class A-1 (Canada)(a)                                      7.26%        4/10/2032     $    5,410
   20,000    Landesbank Baden-Wuerttemberg, MTN, Subordinated Notes (Germany)          6.35         4/01/2012         21,192
   15,000    Nordea Bank AB, Subordinated Notes (Sweden)(a)                            5.25        11/30/2012         14,566
   10,000    Royal Bank of Scotland, Senior Notes (United Kingdom)(a)                  4.79(b)     11/24/2006         10,005
                                                                                                                  ----------
                                                                                                                      66,900
                                                                                                                  ----------
             DIVERSIFIED METALS & MINING (0.3%)
    5,000    Glencore Funding, LLC, Notes (Switzerland)(a)                             6.00         4/15/2014          4,722
                                                                                                                  ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
   10,000    Agrium, Inc., Debentures (Canada)                                         8.25         2/15/2011         10,959
    8,000    Yara International ASA, Notes (Norway)(a)                                 5.25        12/15/2014          7,511
                                                                                                                  ----------
                                                                                                                      18,470
                                                                                                                  ----------
             FOOD RETAIL (0.6%)
   10,000    Woolworths Ltd., Notes (Australia)(a)                                     5.55        11/15/2015          9,681
                                                                                                                  ----------
             FOREIGN GOVERNMENT (2.9%)
   15,000    Province of Quebec, Global Debentures (Canada)                            7.00         1/30/2007         15,185
   25,000    Region of Lombardy, Global Notes (Italy)(q)                               5.80        10/25/2032         25,047
   10,000    Republic of Poland, Global Unsubordinated Notes (Poland)                  5.25         1/15/2014          9,755
                                                                                                                  ----------
                                                                                                                      49,987
                                                                                                                  ----------
             OIL & GAS DRILLING (0.4%)
    7,195    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                  5.78(b)      8/01/2013          7,195
                                                                                                                  ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.5%)
   10,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, Series A (Qatar)(a)  5.30         9/30/2020          9,440
                                                                                                                  ----------
             OIL & GAS REFINING & MARKETING (0.3%)
    5,000    GS Caltex Corp., Notes (South Korea)(a,h)                                 5.50        10/15/2015          4,787
                                                                                                                  ----------
             REAL ESTATE INVESTMENT TRUSTS (0.5%)
   10,000    Westfield Capital Corp., Senior Notes (Australia)(a)                      5.13        11/15/2014          9,426
                                                                                                                  ----------
             REINSURANCE (0.3%)
    6,000    Stingray, Pass-Through Trust, Notes (Cayman Islands)(a)                   5.90         1/12/2015          5,773
                                                                                                                  ----------
             Total Eurodollar and Yankee obligations (cost: $198,064)                                                195,981
                                                                                                                  ----------
             ASSET-BACKED SECURITIES (6.6%)

             AIRLINES (0.5%)
    4,932    America West Airlines, Inc., Pass-Through Certificates,
               Series 1996-1, Class A, EETC                                            6.85         7/02/2009          4,934
    4,000    Southwest Airlines Co., Pass-Through Certificates,
               Series 2001-1, Class A-2, EETC                                          5.50        11/01/2006          4,008
                                                                                                                  ----------
                                                                                                                       8,942
                                                                                                                  ----------
             ASSET-BACKED FINANCING (6.1%)
    3,333    AESOP Funding II LLC, Series 2003-2A, Class A1(a)                         2.74         6/20/2007          3,327
   12,000    Capital One Master Trust, Series 2001-8, Class A                          4.60         8/17/2009         11,979
    9,694    Capital One Prime Auto Receivables Trust, Series 2005-1, Class A2         4.24        11/15/2007          9,679
   17,000    Chase Credit Card Owner Trust, Series 2002-5, Class A                     5.00(b)     10/15/2009         17,028
   20,000    Citibank Credit Card Issuance Trust, Notes, Series 2003-A4, Class A-4     5.00(b)      3/20/2009         20,018
    5,000    GE Equipment Small Ticket LLC, Series 2005-1A, Class A2(a)                4.28        10/22/2007          4,983

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 5,000    Massachusetts RRB Special Purpose Trust, Rate Reduction Certificates,
               Series 2005-1, Class A2                                                  3.78%        9/15/2010    $    4,906
   10,000    Nissan Auto Receivables Owner Trust, Series 2005-C, Class A2               4.14         1/15/2008         9,965
      923    Oncor Electric Delivery Transition Bond Co., Bonds,
               Series 2003-1, Class A1                                                  2.26         2/15/2009           910
   10,000    Permanent Financing plc, Notes, Series 4, Class 2A                         4.95(b)      3/10/2009        10,004
   10,000    Rental Car Finance Corp., Series 2004-1A, Class A (INS)(a)                 5.16(b)      6/25/2009        10,020
    2,826    SLMA Student Loan Trust, Series 2004-8, Class A2                           5.12(b)      7/25/2013         2,829
                                                                                                                  ----------
                                                                                                                     105,648
                                                                                                                  ----------
             Total asset-backed securities (cost: $114,720)                                                          114,590
                                                                                                                  ----------
             U.S. GOVERNMENT AGENCY ISSUES (21.4%)(e)

             DEBENTURES (0.6%)
   10,000    Fannie Mae, CPI Floating Rate Notes(+)                                     5.13(b)     2/17/2009          9,813
                                                                                                                  ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (19.8%)
             Fannie Mae(+),
   32,204      Pool 254766                                                             5.00         6/01/2033         30,589
   24,344      Pool 829284                                                             5.50         9/01/2035         23,658
   11,597      Pool 840966                                                             5.50        10/01/2035         11,270
   19,789      Pool 852513                                                             5.50         1/01/2036         19,231
   25,000      Pool 039710(o)                                                          6.00         5/01/2036         24,891
   25,000      Pool 039710(o)                                                          6.00         6/01/2036         24,867
    3,455      Pool 190312                                                             6.50         4/01/2031          3,527
       59      Pool 594787                                                             6.50         7/01/2031             60
    5,703      Pool 254239                                                             6.50         3/01/2032          5,818
      164      Pool 050653                                                             7.00        10/01/2022            170
      107      Pool 050724                                                             7.00         3/01/2023            110
      587      Pool 197673                                                             7.00         4/01/2023            606
             Freddie Mac(+),
    7,824      Pool B19376                                                             5.00         6/01/2020          7,611
   24,483      Pool G18095                                                             5.00         1/01/2021         23,818
   23,128      Pool G18083                                                             5.50        11/01/2020         22,934
    9,583      Pool J00766                                                             5.50        12/01/2020          9,502
   11,818      Pool A42616                                                             5.50        12/01/2035         11,487
   29,983      Pool A44446                                                             5.50         4/01/2036         29,138
             Government National Mortgage Assn. I,
   18,431      Pool 604568                                                             5.00         8/15/2033         17,684
    1,558      Pool 465553                                                             6.00         8/15/2028          1,568
    1,390      Pool 457821                                                             6.00         9/15/2028          1,399
    1,963      Pool 486544                                                             6.00         9/15/2028          1,975
   13,492      Pool 780860                                                             6.00         9/15/2028         13,577
    3,734      Pool 486629                                                             6.00        10/15/2028          3,757
    1,471      Pool 464490                                                             6.00         1/15/2029          1,479
      326      Pool 486877                                                             6.00         1/15/2029            328
    1,440      Pool 495891                                                             6.00         1/15/2029          1,448
    2,233      Pool 603869                                                             6.00         1/15/2033          2,243
       54      Pool 346619                                                             6.50         6/15/2023             56
      793      Pool 344923                                                             6.50         7/15/2023            816
      115      Pool 352137                                                             6.50         7/15/2023            118
      461      Pool 370820                                                             6.50         9/15/2023            475
      581      Pool 347695                                                             6.50        10/15/2023            598
      889      Pool 354665                                                             6.50        10/15/2023            915
       99      Pool 365963                                                             6.50        10/15/2023            102

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $ 1,918      Pool 345138                                                             6.50%       12/15/2023     $    1,974
      902      Pool 337538                                                             6.50        12/15/2023            929
      378      Pool 366685                                                             6.50         1/15/2024            390
      677      Pool 374670                                                             6.50         2/15/2024            697
      356      Pool 422656                                                             6.50         4/15/2026            367
    2,196      Pool 780793                                                             6.50         5/15/2028          2,264
    4,682      Pool 564926                                                             6.50        10/15/2031          4,824
      200      Pool 352190                                                             7.00         5/15/2023            208
      216      Pool 354578                                                             7.00         5/15/2023            224
      289      Pool 354907                                                             7.00         5/15/2023            299
      299      Pool 320067                                                             7.00         5/15/2023            311
      418      Pool 357171                                                             7.00         6/15/2023            434
      316      Pool 357179                                                             7.00         6/15/2023            328
      170      Pool 359752                                                             7.00         6/15/2023            176
    1,214      Pool 348925                                                             7.00         8/15/2023          1,261
      275      Pool 352111                                                             7.00         8/15/2023            285
    1,025      Pool 364585                                                             7.00         8/15/2023          1,064
      150      Pool 337344                                                             7.00         8/15/2023            156
      399      Pool 358732                                                             7.00         9/15/2023            414
      217      Pool 417226                                                             7.00         1/15/2026            226
      158      Pool 417291                                                             7.00         3/15/2026            164
       55      Pool 417333                                                             7.00         3/15/2026             57
    1,466      Pool 780651                                                             7.00        10/15/2027          1,524
    1,211      Pool 493950                                                             7.00         6/15/2029          1,258
      580      Pool 504209                                                             7.00         6/15/2029            602
    1,133      Pool 473009                                                             7.00         7/15/2029          1,176
    1,012      Pool 564758                                                             7.00         8/15/2031          1,051
      807      Pool 563613                                                             7.00         7/15/2032            838
    1,123      Pool 352143                                                             7.50         7/15/2023          1,179
    1,396      Pool 345637                                                             7.50         6/15/2026          1,468
      486      Pool 422926                                                             7.50         6/15/2026            511
    1,298      Pool 345761                                                             7.50         7/15/2026          1,365
      717      Pool 447582                                                             7.50         5/15/2027            754
    1,034      Pool 780716                                                             7.50         2/15/2028          1,087
      893      Pool 780990                                                             7.50        12/15/2028            939
      714      Pool 510300                                                             7.50         8/15/2029            750
             Government National Mortgage Assn. II,
    5,829      Pool 003375                                                             5.50         4/20/2033          5,701
    6,253      Pool 003273                                                             6.00         8/20/2032          6,261
    4,125      Pool 003285                                                             6.00         9/20/2032          4,131
    1,826      Pool 781494                                                             6.50         8/20/2031          1,865
                                                                                                                  ----------
                                                                                                                     347,337
                                                                                                                  ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.0%)
    3,467    Perforadora Centrale S.A. de C.V. "A", Guaranteed Bond,
               Series A, Title XI                                                      5.24        12/15/2018          3,425
    5,000    Rowan Companies, Inc., Guaranteed Bond, Title XI                          2.80        10/20/2013          4,537
   10,000    Totem Ocean Trailer Express, Inc., Series 2002-1, Title XI                6.37         4/15/2028         10,424
                                                                                                                  ----------
                                                                                                                      18,386
                                                                                                                  ----------
             Total U.S. government agency issues (cost: $379,029)                                                    375,536
                                                                                                                  ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             U.S. TREASURY SECURITIES (9.5%)

             BOND AND NOTES (7.7%)
  $38,000    4.00%, 2/15/2014(h)                                                                                  $   35,511
   43,000    4.00%, 2/15/2015(h)                                                                                      39,856
   15,000    4.25%, 8/15/2015(h)                                                                                      14,109
   45,771    5.25%, 11/15/2028(h)                                                                                     45,463
                                                                                                                  ----------
                                                                                                                     134,939
                                                                                                                  ----------
             INFLATION-INDEXED NOTES (1.8%)(f)
   31,628    2.38%, 1/15/2025(h,p)                                                                                    31,257
                                                                                                                  ----------
             Total U.S. Treasury securities (cost: $172,278)                                                         166,196
                                                                                                                  ----------
             OTHER MORTGAGE SECURITIES (4.7%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (4.4%)
   10,000    Banc of America Commercial Mortgage Inc., Series 2001 PB1, Class A2       5.79%        5/11/2035         10,128
    4,000    Chase Commercial Mortgage Securities Corp., First Mortgage
               Pass-Through Certificates, Series 1998-1, Class D                       6.56         5/18/2030          4,082
   10,000    Credit Suisse First Boston Mortgage Securities Corp.,
               Series 2001-CK1, Class A3                                               6.38        12/18/2035         10,344
   10,000    First Union National Bank Commercial Mortgage Trust,
               Series 1999-C4, Class A2                                                7.39        12/15/2031         10,574
    3,860    GE Commercial Mortgage Corp., Series 2003-C2, Class A1                    2.78         7/10/2037          3,747
             J.P. Morgan Chase Commercial Mortgage Securities Corp.,
    1,421      Series 2004-CBX, Class A1                                               3.18         1/12/2037          1,411
   10,000      Series 2006-LDP6, Class A-SB                                            5.49(b)      4/15/2043          9,885
    7,000    Merrill Lynch Mortgage Trust, Commercial Mortgage
               Pass-Through Certificates, Series 2002-MW1, Class A-4                   5.62         7/12/2034          7,022
    5,659    Salomon Brothers Mortgage Securties VII, Inc.,
               Series 2000-C3, Class A1(a)                                             6.34        12/18/2033          5,691
             Wachovia Bank Commercial Mortgage Trust,
    5,000      Series 2005-C18, Class A2                                               4.66         4/15/2042          4,857
   10,000      Series 2005-C18, Class APB                                              4.81         4/15/2042          9,574
                                                                                                                  ----------
                                                                                                                      77,315
                                                                                                                  ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)(k)
   27,750    Bear Stearns Commercial Mortgage Securities, Inc.,
               Series 2004-ESA, Class X1 (acquired 6/17/2004; cost: $1,614)(a,l)       2.06         5/14/2016          1,514
   41,091    Greenwich Capital Commercial Funding Corp.,
               Series 2002-C1, Class XP (acquired 8/13/2003; cost: $4,217)(a,l)        2.16         1/11/2035          2,899
   36,115    Wachovia Bank Commercial Mortgage Trust,
               Series 2003-C4 (acquired 8/06/2003; cost: $1,826)(a,l)                  0.97         4/15/2035          1,287
                                                                                                                  ----------
                                                                                                                       5,700
                                                                                                                  ----------
             Total other mortgage securities (cost: $82,742)                                                          83,015
                                                                                                                  ----------
             MUNICIPAL BONDS (2.4%)

             APPROPRIATED DEBT (0.2%)
    3,500    New Jersey Economic Development Auth. RB, Series 2005B                    5.18        11/01/2015          3,417
                                                                                                                  ----------
             CASINOS & GAMING (0.3%)
    5,000    Mashantucket (Western) Pequot Tribe, CT, Bonds(a)                         5.91         9/01/2021          4,676
                                                                                                                  ----------
             ELECTRIC/GAS UTILITY (0.1%)
    2,795    North Carolina Eastern Municipal Power Agency RB, Series G                5.55         1/01/2013          2,662
                                                                                                                  ----------

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                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             ESCROWED/PREREFUNDED BONDS (0.1%)
  $ 1,000    New Jersey Turnpike Auth. RB, Series 2003B (INS)(PRE)                     4.25%        1/01/2016      $     924
                                                                                                                  ----------
             GENERAL OBLIGATION (0.1%)
    2,200    Marin County, CA, Taxable Pension GO (INS)                                4.89         8/01/2016          2,072
                                                                                                                  ----------
             OIL & GAS REFINING & MARKETING (0.5%)
    9,000    Harris County, TX, IDRB, Series 2002                                      5.68         3/01/2023(c)       8,874
                                                                                                                  ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000    New York Housing Finance Agency RB, Series 2006B                          5.18         9/15/2010          1,985
                                                                                                                  ----------
             TOLL ROADS (1.0%)
   19,000    New Jersey Turnpike Auth. RB, Series 2003B, Series B (INS)                4.25         1/01/2016         17,417
                                                                                                                  ----------
             Total municipal bonds (cost: $44,495)                                                                    42,027
                                                                                                                  ----------

   NUMBER
OF SHARES
---------

             PREFERRED SECURITIES (8.8%)

             AGRICULTURAL PRODUCTS (0.3%)
   50,000    Dairy Farmers of America, Inc., 7.875%, cumulative redeemable(a)                                          4,788
                                                                                                                  ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000    Ace Ltd., depositary shares "C", 7.80%, cumulative redeemable                                             5,237
                                                                                                                  ----------
             REAL ESTATE INVESTMENT TRUSTS (7.9%)
  120,000    AMB Property Corp. "O", 7.00%, cumulative redeemable                                                      2,982
  200,000    BRE Properties, Inc. "C", 6.75%, cumulative redeemable                                                    4,825
  200,000    Developers Diversified Realty Corp. "I", 7.50%, cumulative redeemable(h)                                  5,094
  400,000    Duke Realty Corp. "M", 6.95%, cumulative redeemable                                                       9,808
  439,000    Equity Office Properties Trust, depositary shares "G", 7.75%,
               cumulative redeemable(h)                                                                               11,263
  575,000    Equity Residential Properties Trust, depositary shares "C", 9.125%,
               cumulative redeemable                                                                                  14,570
  142,500    Equity Residential Properties Trust, depositary shares "K", 8.29%,
               cumulative redeemable                                                                                   7,833
  200,000    HRPT Properties Trust "C", 7.125%, cumulative redeemable                                                  4,840
  415,000    Kimco Realty Corp., depositary shares "F", 6.65%, cumulative redeemable                                  10,077
  200,000    New Plan Excel Realty Trust, Inc., depositary shares "E", 7.625%,
               cumulative redeemable                                                                                   5,072
  250,000    Post Properties, Inc., "A", 8.50%, cumulative redeemable                                                 14,312
  338,500    Prologis Trust, Inc., "C", 8.54%, cumulative redeemable                                                  18,776
  400,000    Public Storage, Inc., "Z", 6.25%, cumulative redeemable                                                   8,963
  400,000    Realty Income Corp. "D", 7.375%, cumulative redeemable                                                   10,063
  209,100    Regency Centers Corp., "D", 7.25%, cumulative redeemable                                                  5,293
  201,500    Weingarten Realty Investors, depositary shares "D", 6.75%,
               cumulative redeemable                                                                                   4,963
                                                                                                                  ----------
                                                                                                                     138,734
                                                                                                                  ----------

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                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.3%)
  $ 5,000    Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual                                     $    5,251
                                                                                                                  ----------
             Total preferred securities (cost: $150,653)                                                             154,010
                                                                                                                  ----------
             MONEY MARKET INSTRUMENTS (1.6%)
             COMMERCIAL PAPER (0.3%)
             -----------------------
             DEPARTMENT STORES (0.3%)
    4,396    Federated Retail Holdings(a,s)                                            4.88%        5/01/2006          4,396
                                                                                                                  ----------
             VARIABLE-RATE DEMAND NOTES (1.3%)(g)
             ------------------------------------
             ELECTRIC UTILITIES (0.2%)
    3,415    Sempra Energy ESOP, Bonds, Series 1999A (NBGA)(a)                         5.50        11/01/2014          3,415
                                                                                                                  ----------
             HEALTH CARE FACILITIES (0.3%)
    4,500    Louisiana Public Facilities Auth., RB, Series 2002D
               (LOC - Hibernia National Bank)                                          5.68         7/01/2028          4,500
    1,380    McClellan, OH, LLC, Bonds, Series 2000 (LOC - Sky Bank)                   6.25         9/01/2020          1,380
                                                                                                                  ----------
                                                                                                                       5,880
                                                                                                                  ----------
             HOME FURNISHINGS (0.2%)
    4,350    Caddo Parrish, LA, IDB, IDRB, Series 2004
               (LOC - Hibernia National Bank)                                          5.70         7/01/2024          4,350
                                                                                                                  ----------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
    5,380    Blood Family Realty Ltd., Notes, Series 2000 (LOC - Sky Bank)             6.00        12/01/2025          5,380
    1,805    Vista Funding Corp., Notes, Series 1999A (LOC - Sky Bank)                 6.25         3/01/2019          1,805
    2,660    Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)                         6.00         1/01/2020          2,660
                                                                                                                  ----------
                                                                                                                       9,845
                                                                                                                  ----------
                                                                                                                      23,490
                                                                                                                  ----------
             Total money market instruments (cost: $27,886)                                                           27,886
                                                                                                                  ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (10.1%)(n)

             CORPORATE OBLIGATIONS (3.9%)
             ----------------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
   20,000    White Pine Finance, LLC, Notes, Series MTN1(a)                            4.84(b)      6/12/2006         20,001
                                                                                                                  ----------
             LIFE & HEALTH INSURANCE (0.2%)
    4,000    John Hancock Global Funding II, Notes, Series MTN(a)                      5.08(b)      9/12/2006          4,003
                                                                                                                  ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.6%)
   20,000    Beta Finance, Inc., Notes, Series MTN1(a)                                 4.82(b)      6/13/2006         20,000
   25,000    Five Finance, Inc., Notes, Series MTN(a)                                  4.94(b)      9/05/2006         25,008
                                                                                                                  ----------
                                                                                                                      45,008
                                                                                                                  ----------
             Total corporate obligations (cost: $69,002)                                                              69,012
                                                                                                                  ----------
             COMMERCIAL PAPER (0.6%)
             -----------------------
             INVESTMENT BANKING & BROKERAGE (0.6%)
   10,000    Goldman Sachs & Co.(a)                                                    4.80(b)      5/26/2006         10,000
                                                                                                                  ----------

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                   (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                            COUPON                            VALUE
    (000)    SECURITY                                                                  RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (5.9%)(m)
             -------------------------------
  $57,000      Credit Suisse First Boston, LLC, 4.78%, acquired on 4/28/2006 and due 5/01/2006 at $57,000 (collateralized by $58,972 of Freddie
               Mac Discount Notes(e,+), 5.00% - 5.08%(i), due
               7/25/2006 - 12/12/2006; market value $58,144)                                                      $   57,000
   41,000    Deutsche Bank Securities, Inc., 4.76%, acquired on 4/28/2006 and due 5/01/2006 at $41,000 (collateralized by $540 of Federal
               Home Loan Bank Bonds(e,+), 5.05%, due 4/25/2014; and $42,310 of
               Freddie Mac Notes(e,+), 2.70% - 6.50%, due
               12/29/2006 - 1/27/2011; market value $41,823)                                                          41,000
                                                                                                                  ----------
                                                                                                                      98,000
                                                                                                                  ----------

   NUMBER
OF SHARES
---------

             MONEY MARKET FUNDS (0.0%)(r)
             ----------------------------
  813,224    AIM Short-Term Investment Co. Liquid Assets Portfolio                     4.72%(j)             -            813
   71,646    Merrill Lynch Premier Institutional Fund                                  4.59(j)              -             72
                                                                                                                  ----------
                                                                                                                         885
                                                                                                                  ----------
             Total short-term investments purchased with cash collateral from securities loaned (cost: $177,887)     177,897
                                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $1,967,848)                                                                 $1,962,297
                                                                                                                  ==========

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USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

             1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

             2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             3. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6.  Futures contracts are valued at last quoted sales price.

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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           (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

         B. As of April 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2006, were $27,340,000 and $32,891,000, respectively, resulting in net unrealized depreciation of $5,551,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,751,535,000 at April 30, 2006, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

         (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2006.

         (c) Security has a mandatory call or put, which shortens its effective maturity date.

         (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (e) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (g) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (h) The security or a portion thereof was out on loan as of April 30, 2006. The aggregate fair market value of the loaned portion of these securities as of April 30, 2006, was approximately $170,811,000.

         (i) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (j) Rate represents the money market fund annualized seven-day yield at April 30, 2006.

         (k) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the

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           (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

             purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at April 30, 2006, was $5,700,000, which represented 0.3% of the Fund's net assets.

         (m) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S.
             government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (n) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the
             securities   when  due,  and  that  the  value  of  the  short-term
             investments will be less than the amount of cash collateral required to be returned to the borrower.

         (o) Delayed-delivery or when-issued security -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $49,758,000.

         (p) Portion of  security  with a value of  $178,000  is  segregated  as
             collateral  for  initial  margin   requirements   on  open  futures
             contracts.

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
APRIL 30, 2006 (UNAUDITED)

         (q) At April 30, 2006, portions of these securities were segregated to cover delayed-delivery purchases and the value of open futures contracts. Following is a table of open futures contracts as of April 30, 2006:

                                                                                                  UNREALIZED
TYPE OF FUTURE           EXPIRATION          CONTRACTS         POSITION         VALUE            APPRECIATION
-------------------------------------------------------------------------------------------------------------
5-Year U.S.
  Treasury Note         June 30, 2006           100              Long        $10,416,000            $14,000

10-Year U.S.
  Treasury Note         June 21, 2006            50              Long          5,279,000                  -
                                                                             -----------            -------
                                                                             $15,695,000            $14,000
                                                                             ===========            =======

         (r) Represents less than 0.1% of net assets.

         (s) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

             CPI      Consumer Price Index

             EETC     Enhanced Equipment Trust Certificate

             ESOP     Employee Stock Ownership Plan

             GO       General Obligation

             IDB      Industrial Development Bond

             IDRB     Industrial Development Revenue Bond

             MTN      Medium-Term Note

             PRE      Prerefunded to a date prior to maturity

             RB       Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

             (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

             (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

             (INS) Principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48484-0606                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JUNE 19, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JUNE 20, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JUNE 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.